Patents	12 Months Ended
Dec. 31, 2012
Patents
6.	PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2012
Patents and other intangibles	$222,574	$105,728	$116,846

As at December 31, 2011
Patents and other intangibles	$199,898	$81,253	$118,645

The Company purchased patents and other intangibles totaling $22,676 during 2012 (2011 – $26,964) and recorded amortization expense of $24,794 (2011 – $21,645).

The estimated future amortization expense of patents as of December 31, 2012 was as follows:

Year ending December 31:	Amount
2013	$25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720

$98,932